UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM California Muni Income Fund
Class A:
PBCAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class A	$35	0.68%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF146E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	A
NASDAQ	PBCAX
CUSIP	74440X100
MF146E2A

PGIM California Muni Income Fund
Class C:
PCICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class C	$82	1.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF146E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	C
NASDAQ	PCICX
CUSIP	74440X308
MF146E2C

PGIM California Muni Income Fund
Class Z:
PCIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class Z	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF146E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	Z
NASDAQ	PCIZX
CUSIP	74440X407
MF146E2Z

PGIM California Muni Income Fund
Class R6:
PCIQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF146E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	R6
NASDAQ	PCIQX
CUSIP	74440X605
MF146E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 6

PGIM California Muni Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM California Muni Income Fund	1

Notes to Financial Statements	17

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.1%

MUNICIPAL BONDS 96.8%
Alameda Corridor Trans. Auth. Rev.,
Cap. Apprec., Series 1999, NATL	3.042%(t)	10/01/34	760	$586,312
Sr. Lien, Series A, AGM	5.000	10/01/43	1,000	1,093,969
Anaheim Hsg. & Pub. Impvts. Auth. Rev.,
Series A	5.000	10/01/36	300	333,330
Series A	5.000	10/01/37	300	332,107
Series A	5.000	10/01/38	500	551,184
Series B, Rfdg.	5.000	10/01/37	450	498,147
Series B, Rfdg.	5.000	10/01/38	725	799,079
Anaheim Pub. Fing. Auth. Rev.,
Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	2.857(t)	09/01/36	1,500	1,113,278
Bay Area Toll Auth. Rev.,
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	1,110	1,095,384
Beaumont Unif. Sch. Dist.,
Cap. Apprec., Elect. 2008, Series C, GO, AGM	3.624(t)	08/01/40	2,365	1,408,620
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,940	2,996,022
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,320	1,401,571
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	2,380	2,438,666
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.330(cc)	02/01/52	1,120	1,068,456
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 02/01/36)	5.000(cc)	04/01/56	2,250	2,459,566
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 04/01/32)	5.000(cc)	05/01/54	3,045	3,311,126
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 08/01/29)	5.000(cc)	12/01/53	1,810	1,921,133
Sustainable Bonds, Clean Energy Proj., Series B	5.000	03/01/36	2,000	2,175,055
Sustainable Bonds, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	360	373,509
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	4,000	4,288,629
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/32)	5.000(cc)	08/01/55	1,000	1,078,845
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	3,000	3,245,653
Sustainable Bonds, Clean Energy Proj., Series D	5.000	11/01/27	250	258,473
Sustainable Bonds, Clean Energy Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	10/01/56	4,600	5,140,565
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,060	1,145,576
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	1,500	1,658,396
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	2,820	3,092,492
Sustainable Bonds, Clean Energy Proj., Series G	5.000	12/01/35	1,665	1,878,424
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	3,160	3,405,933
Sustainable Bonds, Clean Energy Proj., Series H (Mandatory put date 08/01/33)	5.000(cc)	01/01/56	2,000	2,231,599
Sustainable Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,150	2,289,702
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	671,716
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,227,383
Sr. Series A, Rfdg.	5.000	06/01/29	1,915	2,066,986
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,038,264
California Edl. Facs. Auth. Rev.,
Stanford Univ., Series 5 (Mandatory put date 03/01/35)	5.000(cc)	03/01/55	1,000	1,233,027
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	727,724
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,053,093
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B	5.500	11/01/59	1,000	1,036,887
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,117,132
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,706,831
El Camino Hlth., Series A, Rfdg.	5.000	02/01/35	375	460,246
El Camino Hlth., Series A, Rfdg.	5.250	02/01/48	1,000	1,091,544
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,565	2,818,053
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,588
Providence St. Joseph Hlth., Series A, Rfdg.	4.000	10/01/26	400	403,176
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	2,665	2,758,167
Sustainable Bonds, On Lok Sr. Hlth. Svcs., Rfdg.	3.000	08/01/27	310	310,715
Sutter Hlth., Series A	5.000	11/15/30	500	525,020
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,150,503
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	912,183
California Hsg. Fin. Agcy. Rev.,
300 De Haro Venture LP, Series P (Mandatory put date 07/01/27)	3.250(cc)	06/01/55	1,000	1,009,455
Series 2, Class A	4.000	03/20/33	2,981	3,096,471
Series 2021-1, Class A	3.500	11/20/35	3,101	3,174,858
Series 2021-2, Class A	3.750	03/25/35	937	981,253
Shoreview Apts., Series T	3.750	07/01/34	880	903,859
SISAL Apts.	3.700	11/01/37	1,000	1,040,175
Sustainability Bonds, Series A	3.850	08/01/32	1,590	1,675,596
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	1,050	1,076,665
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	920	924,801
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	2,000	2,119,635
Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	2,500	2,500,916
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	750	743,888

See Notes to Financial Statements.

PGIM California Muni Income Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Infrast. & Econ. Dev. Bank Rev., (cont’d.)
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250%	08/01/29	2,000	$2,047,662
The J. Paul Getty Trust, Series B, Rfdg. (Mandatory put date 10/01/26)	5.000(cc)	10/01/47	180	181,884
UCSF Clinical & Life Science Buildings	5.000	05/15/38	2,750	3,261,912
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	140	140,334
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,039,087
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/27	1,300	1,335,174
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	807,702
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/39	1,575	1,656,456
Crenshaw Apts. Proj., Sr. Credit Enhanced, Series A	3.750	12/01/35	3,000	3,074,639
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,286,492
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	1,013,649
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	905,942
Humangood Calif. Oblig. Grp., Series A, Rfdg.	5.000	10/01/43	1,000	1,055,892
Muni. Ctfs., Series 2025-1, Class A-2	3.537(cc)	02/20/41	2,479	2,235,249
Oaks on Balboa, Series A-1 (Mandatory put date 10/01/27)	3.150(cc)	08/01/59	2,000	2,020,169
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,561,189
Repub. Svcs. Inc. Proj., Rmkt., AMT (Mandatory put date 01/15/26)	3.250(cc)	07/01/51	1,000	1,001,574
Repub. Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 04/01/26)	3.450(cc)	07/01/41	500	499,446
Series 1, Class A-1(hh)	4.050	07/20/41	2,500	2,527,834
Series 2025-1, Class A-1	3.537(cc)	02/20/41	1,984	1,888,826
Series A-1	4.326(cc)	11/20/40	1,995	2,012,002
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	298,652
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,392,540
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,034,603
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	1,320	1,359,751
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,340	1,417,467
Sustainable Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/41	500	506,870
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,931
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	1,000,036
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	395	405,535
Town & Country Manor, Rfdg.	5.000	07/01/39	595	633,959
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	773,534
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,375	2,415,026
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/02/28)	3.450(cc)	10/01/41	250	250,090
Waste Mgmt. Inc. Proj., Series A, Rmkt., (Mandatory put date 02/01/28), 144A	3.300(cc)	02/01/39	100	99,002
Waste Mgmt. Inc. Proj., Series B, AMT (Mandatory put date 09/01/28)	3.375(cc)	09/01/50	2,000	2,005,148
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/26)	3.450(cc)	12/01/44	1,550	1,555,764
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,029,907
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	5,000
Repub. Svcs. Inc. Proj., Rmkt., Rfdg., AMT (Mandatory put date 02/17/26), 144A	2.875(cc)	07/01/43	1,750	1,749,794
California Pub. Fin. Auth. Rev.,
PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	503,053
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	999,998
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	300,190
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	686,125
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	600	638,195
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,036,042
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,505,155
Unrefunded, Aspire Pub. Schs., Rfdg., 144A	5.000	08/01/26	700	701,051
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	500,138
GO, Rfdg.	3.250	04/01/45	1,000	864,919
GO, Rfdg.	4.000	09/01/26	1,500	1,514,010
GO, Rfdg.	4.000	09/01/34	1,000	1,128,082
GO, Rfdg.	5.000	11/01/26	2,075	2,117,135
GO, Rfdg.	5.000	08/01/28	2,425	2,528,855
GO, Rfdg.	5.000	08/01/28	2,005	2,147,434
GO, Rfdg.	5.000	04/01/33	1,000	1,084,108
GO, Rfdg.	5.000	08/01/34	500	605,039
GO, Rfdg.	5.000	03/01/35	1,100	1,349,056
GO, Rfdg.	5.000	08/01/35	2,000	2,463,573
GO, Rfdg.	5.000	08/01/39	4,475	5,216,028
GO, Rfdg.	5.000	03/01/42	1,000	1,141,019
GO, Rfdg.	5.000	10/01/42	1,000	1,117,055
GO, Rfdg.	5.000	09/01/44	1,120	1,245,805
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,745,887
Unrefunded, GO, Rfdg.	5.500	04/01/30	5	5,012
Var. Purp., GO	3.000	03/01/28	2,000	2,037,120
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,591,757
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,011,730
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	968,978
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	2,565	3,007,054

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000%	05/15/27	685	$688,080
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,008,987
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,620,090
Heritage Park Apts. Proj., Series A	3.700	04/01/35	3,000	3,107,256
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,431,856
Kaiser Foundation Hosps., Series B, 144A	5.000	10/01/35	3,000	3,569,725
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	1,007,889
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,921,181
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,167,791
Spl. Assment., Series C-1	5.000	09/02/33	355	390,181
Spl. Tax, Series C-2	4.250	09/02/40	215	216,290
Spl. Tax, Series C-2	4.250	09/02/41	230	228,025
Spl. Tax, Series C-2	5.000	09/02/46	860	886,259
Sr. Oak Park Apts. Proj., Series H (Mandatory put date 09/01/35)	4.250(cc)	09/01/67	2,000	2,148,615
Central Valley Energy Auth. Rev.,
(Mandatory put date 08/01/35)	5.000(cc)	12/01/55	1,000	1,109,992
Nat. Gas. Utility Imps.	5.000	08/01/34	1,400	1,540,497
Fontana,
Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	503,344
Freddie Mac Multifamily Cert. Rev.,
Series ML-18, Class XCA	1.439(cc)	09/25/37	9,619	1,021,563
Sustainability Bonds, Series ML-25, Class XCA	3.541(cc)	11/25/38	1,476	1,438,883
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bonds, Series ML-13, Class XCA	0.959(cc)	07/25/36	15,755	853,553
Golden St. Tob. Secur. Corp. Rev.,
Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,100,597
Guam Govt. Waterworks Auth. Rev.,
Series A, Rfdg.	5.000	07/01/43	650	695,402
Irvine Unif. Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/28	745	778,458
Jurupa Unif. Sch. Dist.,
Spl. Tax, Cmnty. Facs. Dist. No. 6, Zone 2, Series A	5.000	09/01/33	620	636,852
Lincoln Pub. Fing. Auth.,
Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	109	109,335
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,725	4,304,495
Series A	5.500	11/15/30	1,475	1,656,928
Series A	5.500	11/15/32	440	514,148
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,133,538
Sr. Bonds, Pvt. Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,084,464
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	988,057
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,714,279
Los Angeles Cnty. Dev. Auth. Rev.,
Century Restorative Care Vlg. Phase I, Series C (Mandatory put date 09/01/29)	3.350(cc)	09/01/59	1,200	1,215,359
Los Angeles Cnty. Pub. Wks. Fing. Auth. Rev.,
Series J, Rfdg.	5.000	12/01/37	1,150	1,402,323
Los Angeles Dept. Arpts. Rev.,
Sr. Bonds, Pvt. Activity, Series G, AMT	5.000	05/15/28	1,250	1,323,838
Sr. Bonds, Pvt. Activity, Series H, Rfdg., AMT	5.500	05/15/37	1,100	1,258,407
Sustainable Bonds, Sub. Pvt. Activity, Series A, Rfdg., AMT	5.250	05/15/40	1,500	1,724,675
Los Angeles Dept. of Arpts. Rev.,
Sub. Series C, AMT	5.000	05/15/32	1,300	1,354,788
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	502,146
Series A	5.000	07/01/43	1,115	1,138,446
Series A, Rfdg.	5.000	07/01/26	1,250	1,261,181
Series A, Rfdg.	5.000	07/01/28	1,040	1,090,473
Series A, Rfdg.	5.000	07/01/39	1,390	1,566,731
Series A, Rfdg., BAM	5.250	07/01/45	1,000	1,097,657
Series B, Rfdg.	5.000	07/01/26	160	161,413
Series B, Rfdg.	5.000	07/01/31	2,525	2,866,828
Series B, Rfdg.	5.000	07/01/38	250	283,608
Series B, Rfdg.	5.000	07/01/39	1,545	1,740,381
Series C	5.000	07/01/26	320	322,839
Series D, Rfdg.	5.000	07/01/26	200	201,263
Series D, Rfdg.	5.000	07/01/26	190	191,678
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A	5.000	07/01/26	160	161,369
Los Angeles Hsg. Auth. Rev.,
One San Pedro Phase I, Series B (Mandatory put date 02/01/28)	3.250(cc)	02/01/29	700	707,276
TEBS Homekey Portf., Series A	3.750	04/01/34	2,000	2,067,876
Los Angeles Muni. Impvt. Corp. Rev.,
Los Angeles Convention Ctr. Series A	5.000	05/01/43	1,650	1,825,755

See Notes to Financial Statements.

PGIM California Muni Income Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
M-S-R Energy Auth. Rev.,
Series A	6.500%	11/01/39	1,000	$1,251,298
New Hampshire Business Fin. Auth.,
Sustainable Cert., Series 2024-4, Class ACA	3.924(cc)	07/20/39	990	987,410
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,317,821
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series B-1, Class 2, Rfdg.	4.000	06/01/49	220	214,250
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,582,986
Northern Calif. Transmn. Agy. Rev.,
Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	983,518
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,152,837
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,502,552
Oxnard Sch. Dist.,
BANS-CABS, GO	2.810(t)	02/01/31	3,000	2,614,565
Patterson Pub. Fing. Auth.,
Spl. Tax, Rfdg., AGM	5.000	09/01/39	745	838,926
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.043(t)	08/01/26	1,585	1,571,269
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,774,436
Port of Los Angeles Rev.,
Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,336,794
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	763,489
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,558
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,375
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,451,068
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,294,122
Puerto Rico Comnwlth.,
Restructured, CABS, Series A, GO	3.810(t)	07/01/33	1,800	1,323,125
Restructured, Series A-1, GO	5.750	07/01/31	1,360	1,512,602
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,660	1,795,061
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,438,020
San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,143,824
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.459(t)	07/01/33	2,449	1,903,655
Series A-1, CABS	3.142(t)	07/01/27	2,130	2,042,570
Rancho Cordova,
Spl. Tax, No. 2003-1 Sunridge Anatolia, Rfdg.	4.000	09/01/27	425	427,174
Riverside Cnty. Pub. Fing. Auth.,
Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc., Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,212,536
Sacramento Cnty.,
Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,108,276
Sacramento Cnty. Arpt. Sys. Rev.,
Series C, Rfdg., AMT	5.000	07/01/31	500	525,409
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/35	1,000	1,143,482
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/36	750	851,038
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/37	750	842,221
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Series B, AMT	5.000	07/01/42	1,500	1,519,553
Sr. Pvt. Activity, AMT, Series B	5.250	07/01/38	2,500	2,924,013
Sub. Series B, AMT	5.000	07/01/34	1,000	1,107,710
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,060,447
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,495,941
San Diego Unif. Sch. Dist.,
Elect. of 2008, Series SR-4C, GO, Rfdg.	5.000	07/01/34	1,000	1,234,932
Elect. of 2012, Series ZR-5C, GO, Rfdg.	5.000	07/01/40	1,000	1,169,110
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg.	5.000	05/01/27	400	401,896
2nd Series A, Rfdg.	5.000	05/01/35	1,000	1,172,912
2nd Series A, Rfdg., AMT	5.250	05/01/43	1,000	1,107,456
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,146,790
Series D, Rfdg., AMT	5.000	05/01/26	1,980	1,987,985
San Joaquin Valley Clean Energy Auth.,
Sustainable Bonds, Clean Energy Proj., Series A (Mandatory put date 07/01/35)	5.500(cc)	01/01/56	1,000	1,139,481
San Marcos Unif. Sch. Dist.,
Elect. of 2010, Series B, CABS, GO	3.553(t)	08/01/39	2,780	1,732,549
Sanger Unif. Sch. Dist.,
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,111
Santa Clara Elec. Rev.,
Silicon Valley Pwr., Series A	5.000	07/01/42	2,500	2,843,818
Santa Maria Joint Union H.S. Dist.,
Elect. of 2004, CABS, GO, NATL	2.396(t)	08/01/29	1,250	1,151,990

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Santa Monica Cmnty. Clg. Dist.,
Elect. of 2002, Series A, GO, NATL	1.847%(t)	08/01/28	1,055	$1,008,956
Southern Calif. Pub. Pwr. Auth. Rev.,
Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,530,950
Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,095	2,250,185
Southern Transmn. Sys. Renewal Proj., Series 1, BAM	5.000	07/01/36	360	423,239
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co. Asset Secur. Corp. Series A, Class A-1, Rfdg.	5.000	06/01/35	530	567,087
Territory of Guam. Rev.,
Series F, Rfdg.	5.000	01/01/28	250	259,051
Series F, Rfdg.	5.000	01/01/31	1,525	1,661,101
Series G, Rfdg.	5.000	01/01/29	270	284,897
Series G, Rfdg.	5.250	01/01/37	1,850	2,116,748
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,005,986
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,309,710
Series BS, Rfdg.	5.000	05/15/43	2,035	2,305,437
Series BV, Rfdg.	5.000	05/15/41	1,000	1,142,519
Series BZ, Rfdg.	5.250	05/15/39	2,000	2,390,852
Series CA	5.000	05/15/38	1,210	1,429,778
Series CB	5.000	05/15/38	3,000	3,544,974
Series CD	5.250	05/15/40	2,000	2,540,039
Series CE, Rfdg.(hh)	5.000	11/15/39	1,750	2,143,519
Vernon Elec. Sys. Rev.,
Series A	5.000	04/01/28	2,150	2,254,409
Virgin Islands Trans. & Infrast. Corp. Rev.,
Garvee Loan Note, Rfdg.	5.000	09/01/36	1,750	2,044,168
West Sacramento Enhanced Infrast. Fing. Dist. No. 1,
Tax Alloc., AGM	5.000	09/01/40	1,035	1,184,445
Tax Alloc., AGM	5.000	09/01/45	1,500	1,619,353

TOTAL MUNICIPAL BONDS (cost $349,210,774)				358,686,721

U.S. TREASURY OBLIGATIONS(k) 0.3%
U.S. Treasury Notes	3.500	09/30/26	225	224,807
U.S. Treasury Notes	3.875	07/31/27	1,000	1,005,859

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,226,292)				1,230,666

TOTAL LONG-TERM INVESTMENTS (cost $350,437,066)				359,917,387

SHORT-TERM INVESTMENT 3.3%

			Shares

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $12,327,619)(wb)			12,327,619	12,327,619

TOTAL INVESTMENTS 100.4% (cost $362,764,685)				372,245,006
Liabilities in excess of other assets(z) (0.4)%				(1,478,463)

NET ASSETS 100.0%				$370,766,543

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

See Notes to Financial Statements.

PGIM California Muni Income Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2026	$209,273	$(359)
68	20 Year U.S. Treasury Bonds	Jun. 2026	8,055,875	(96,700)
79	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	9,605,906	(95,570)

				$(192,629)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$439,000	$374,319

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
California	$—	$340,466,497	$—
Guam	—	5,017,199	—
Puerto Rico	—	11,158,857	—
Virgin Islands	—	2,044,168	—
U.S. Treasury Obligations	—	1,230,666	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$12,327,619	$—	$—

Total	$12,327,619	$359,917,387	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(192,629)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Pre-pay Gas	16.6%
Development	14.5
General Obligation	12.0
Transportation	12.0
Education	8.7
Healthcare	7.7
Special Tax/Assessment District	6.9
Power	6.1
Corporate Backed IDB & PCR	5.8
Affiliated Mutual Fund	3.3
Lease Backed Certificate of Participation	3.0

Tobacco Appropriated	2.9%
Water & Sewer	0.6
U.S. Treasury Obligations	0.3
Solid Waste/Resource Recovery	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$192,629*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(446,447)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(186,635)

See Notes to Financial Statements.

PGIM California Muni Income Fund 7

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$12,950,630

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $350,437,066)	$359,917,387
Affiliated investments (cost $12,327,619)	12,327,619
Dividends and interest receivable	3,974,339
Deposit with broker for centrally cleared/exchange-traded derivatives	439,000
Receivable for Fund shares sold	32,850
Prepaid expenses	1,501

Total Assets	376,692,696

Liabilities

Payable for investments purchased	5,258,229
Payable for Fund shares purchased	372,414
Due to broker—variation margin futures	97,438
Management fee payable	76,510
Accrued expenses and other liabilities	74,948
Distribution fee payable	26,364
Dividends and Distributions payable	16,806
Affiliated transfer agent fee payable	1,929
Trustees’ fees payable	1,515

Total Liabilities	5,926,153

Net Assets	$370,766,543

Net assets were comprised of:
Shares of beneficial interest, at par	$365,629
Paid-in capital in excess of par	366,501,882
Total distributable earnings (loss)	3,899,032

Net assets, February 28, 2026	$370,766,543

See Notes to Financial Statements.

PGIM California Muni Income Fund 9

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Class A

Net asset value and redemption price per share,
($123,525,075 ÷ 12,182,207 shares of beneficial interest issued and outstanding)	$10.14
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.48

Class C

Net asset value, offering price and redemption price per share,
($3,763,222 ÷ 371,213 shares of beneficial interest issued and outstanding)	$10.14

Class Z

Net asset value, offering price and redemption price per share,
($203,662,061 ÷ 20,082,978 shares of beneficial interest issued and outstanding)	$10.14

Class R6

Net asset value, offering price and redemption price per share,
($39,816,185 ÷ 3,926,477 shares of beneficial interest issued and outstanding)	$10.14

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$5,849,600
Affiliated dividend income	209,137

Total income	6,058,737

Expenses
Management fee	638,413
Distribution fee(a)	164,452
Transfer agent’s fees and expenses (including affiliated expense of $ 4,408)(a)	107,402
Custodian and accounting fees	22,525
Audit fee	22,508
Professional fees	17,478
Registration fees(a)	16,083
Shareholders’ reports	12,524
Trustees’ fees	6,625
Miscellaneous	16,621

Total expenses	1,024,631
Less: Fee waiver and/or expense reimbursement(a)	(179,179)
Custodian fee credit	(6)

Net expenses	845,446

Net investment income (loss)	5,213,291

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	266,056
Futures transactions	(446,447)

(180,391)

Net change in unrealized appreciation (depreciation) on:
Investments	11,531,738
Futures	(186,635)

11,345,103

Net gain (loss) on investment transactions	11,164,712

Net Increase (Decrease) In Net Assets Resulting From Operations	$16,378,003

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	145,009	19,443	—	—
Transfer agent’s fees and expenses	24,071	1,363	81,371	597
Registration fees	4,648	3,346	3,790	4,299
Fee waiver and/or expense reimbursement	(33,886)	(1,136)	(129,061)	(15,096)

See Notes to Financial Statements.

PGIM California Muni Income Fund 11

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,213,291	$8,213,997
Net realized gain (loss) on investment transactions	(180,391)	(1,864,836)
Net change in unrealized appreciation (depreciation) on investments	11,345,103	(1,566,422)

Net increase (decrease) in net assets resulting from operations	16,378,003	4,782,739

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,684,772)	(3,054,408)
Class C	(38,174)	(75,715)
Class Z	(2,893,298)	(4,134,937)
Class R6	(559,278)	(896,474)

	(5,175,522)	(8,161,534)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	72,412,319	138,921,916
Net asset value of shares issued in reinvestment of dividends and distributions	5,068,797	7,961,077
Cost of shares purchased	(31,996,536)	(72,870,759)

Net increase (decrease) in net assets from Fund share transactions	45,484,580	74,012,234

Total increase (decrease)	56,687,061	70,633,439

Net Assets:

Beginning of period	314,079,482	243,446,043

End of period	$370,766,543	$314,079,482

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.80		$9.94	$9.68	$9.77	$10.81	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28	0.26	0.22	0.20	0.23
Net realized and unrealized gain (loss) on investment transactions	0.33		(0.14)	0.25	(0.09)	(1.05)	0.09
Total from investment operations	0.48		0.14	0.51	0.13	(0.85)	0.32
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.25)	(0.22)	(0.19)	(0.22)
Net asset value, end of period	$10.14		$9.80	$9.94	$9.68	$9.77	$10.81
Total Return(b):	4.97%		1.39%	5.37%	1.37%	(7.89)%	3.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$123,525		$112,591	$104,172	$114,723	$124,130	$142,134
Average net assets (000)	$116,969		$108,977	$104,503	$118,306	$127,800	$135,913
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.68	%(c)	0.68%	0.69%	0.69%	0.69%	0.68%
Expenses before waivers and/or expense reimbursement	0.74	%(c)	0.75%	0.77%	0.78%	0.77%	0.77%
Net investment income (loss)	2.93	%(c)	2.82%	2.62%	2.30%	1.90%	2.09%
Portfolio turnover rate(d)(e)	14%		43%	75%	33%	67%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund 13

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.80		$9.94	$9.68	$9.77	$10.81	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.17 (b)	0.14	0.11	0.14
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.14)	0.25 (c)	(0.09)	(1.04)	0.10
Total from investment operations	0.44		0.04	0.42	0.05	(0.93)	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.18)	(0.16)	(0.14)	(0.11)	(0.14)
Net asset value, end of period	$10.14		$9.80	$9.94	$9.68	$9.77	$10.81
Total Return(d):	4.48%		0.44%	4.43%	0.52%	(8.65)%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,763		$4,156	$3,981	$6,808	$9,183	$13,962
Average net assets (000)	$3,921		$4,070	$5,155	$7,901	$11,219	$15,700
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.62	%(e)	1.62%	1.59%	1.53%	1.51%	1.49%
Expenses before waivers and/or expense reimbursement	1.68	%(e)	1.69%	1.67%	1.62%	1.59%	1.58%
Net investment income (loss)	1.99	%(e)	1.88%	1.71%	1.45%	1.07%	1.30%
Portfolio turnover rate(f)(g)	14%		43%	75%	33%	67%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.81		$9.94	$9.68	$9.77	$10.81	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.29	0.25	0.23	0.26
Net realized and unrealized gain (loss) on investment transactions	0.33		(0.14)	0.25	(0.09)	(1.05)	0.10
Total from investment operations	0.49		0.17	0.54	0.16	(0.82)	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.28)	(0.25)	(0.22)	(0.26)
Net asset value, end of period	$10.14		$9.81	$9.94	$9.68	$9.77	$10.81
Total Return(b):	5.01%		1.79%	5.68%	1.67%	(7.62)%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$203,662		$166,054	$109,102	$84,322	$57,368	$58,895
Average net assets (000)	$182,696		$133,332	$94,701	$76,165	$54,563	$52,265
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.39	%(c)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.53	%(c)	0.55%	0.57%	0.56%	0.56%	0.57%
Net investment income (loss)	3.22	%(c)	3.12%	2.91%	2.60%	2.20%	2.37%
Portfolio turnover rate(d)(e)	14%		43%	75%	33%	67%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund 15

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.81		$9.94	$9.68	$9.77	$10.81	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.29	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investment transactions	0.33		(0.14)	0.25	(0.09)	(1.05)	0.11
Total from investment operations	0.49		0.17	0.54	0.16	(0.82)	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.28)	(0.25)	(0.22)	(0.26)
Net asset value, end of period	$10.14		$9.81	$9.94	$9.68	$9.77	$10.81
Total Return(b):	5.01%		1.80%	5.69%	1.68%	(7.61)%	3.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,816		$31,278	$26,191	$21,716	$20,514	$16,495
Average net assets (000)	$35,206		$28,869	$23,844	$20,642	$17,433	$9,908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.47	%(c)	0.49%	0.51%	0.51%	0.51%	0.62%
Net investment income (loss)	3.23	%(c)	3.12%	2.92%	2.60%	2.21%	2.34%
Portfolio turnover rate(d)(e)	14%		43%	75%	33%	67%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.  Organization

Prudential Investment Portfolios 6 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM California Muni Income Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM California Muni Income Fund 17

Notes to Financial Statements  (unaudited) (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its investment group PGIM Fixed Income. Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.38% of average daily net assets up to $5 billion;	0.38%
0.37% of average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the

PGIM California Muni Income Fund 19

Notes to Financial Statements  (unaudited) (continued)

expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.39
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$34,196	$ —
C	—	257

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective September 2025, the Fund changed its overnight cash sweep vehicle from PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$82,926,979	$45,983,831

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$ —	$73,104,978	$60,777,359	$—	$—	$12,327,619	12,327,619	$195,899	$—

PGIM Core Ultra Short Bond Fund(wb)
100,070	16,099,411	16,199,481	—	—	—	—	13,238	—

$100,070	$89,204,389	$76,976,840	$—	$—	$12,327,619		$209,137	$—

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$362,836,960	$11,167,766	$(1,952,349)	$9,215,417

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$6,061,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM California Muni Income Fund 21

Notes to Financial Statements  (unaudited) (continued)

The RIC is permitted to issue an unlimited number of full and fractional shares, par value $0.01 per share, in separate series, currently designated as the PGIM California Muni Income Fund. The RIC is authorized to issue an unlimited number of shares, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	84.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2026:
Shares sold	2,092,420	$20,945,802
Shares issued in reinvestment of dividends and distributions	162,460	1,629,151
Shares purchased	(1,537,820)	(15,354,773)
Net increase (decrease) in shares outstanding before conversion	717,060	7,220,180
Shares issued upon conversion from other share class(es)	66,638	666,702
Shares purchased upon conversion into other share class(es)	(85,093)	(847,870)
Net increase (decrease) in shares outstanding	698,605	$7,039,012

Year ended August 31, 2025:
Shares sold	2,860,032	$28,024,959
Shares issued in reinvestment of dividends and distributions	299,442	2,940,434
Shares purchased	(2,180,289)	(21,400,970)
Net increase (decrease) in shares outstanding before conversion	979,185	9,564,423
Shares issued upon conversion from other share class(es)	125,010	1,227,563
Shares purchased upon conversion into other share class(es)	(101,626)	(1,000,520)
Net increase (decrease) in shares outstanding	1,002,569	$9,791,466

Class C
Six months ended February 28, 2026:
Shares sold	29,760	$297,879
Shares issued in reinvestment of dividends and distributions	3,796	38,048
Shares purchased	(19,711)	(196,933)
Net increase (decrease) in shares outstanding before conversion	13,845	138,994
Shares purchased upon conversion into other share class(es)	(66,645)	(666,702)
Net increase (decrease) in shares outstanding	(52,800)	$(527,708)

Year ended August 31, 2025:
Shares sold	96,373	$951,775
Shares issued in reinvestment of dividends and distributions	7,713	75,715
Shares purchased	(18,062)	(177,715)
Net increase (decrease) in shares outstanding before conversion	86,024	849,775
Shares purchased upon conversion into other share class(es)	(62,592)	(618,073)
Net increase (decrease) in shares outstanding	23,432	$231,702

Class Z
Six months ended February 28, 2026:
Shares sold	4,162,560	$41,734,578
Shares issued in reinvestment of dividends and distributions	283,585	2,844,810
Shares purchased	(1,355,832)	(13,565,561)
Net increase (decrease) in shares outstanding before conversion	3,090,313	31,013,827
Shares issued upon conversion from other share class(es)	58,538	583,815
Net increase (decrease) in shares outstanding	3,148,851	$31,597,642

Year ended August 31, 2025:
Shares sold	9,984,784	$97,788,043
Shares issued in reinvestment of dividends and distributions	412,643	4,050,171
Shares purchased	(4,453,985)	(43,466,460)
Net increase (decrease) in shares outstanding before conversion	5,943,442	58,371,754
Shares issued upon conversion from other share class(es)	97,899	964,271
Shares purchased upon conversion into other share class(es)	(83,104)	(816,180)
Net increase (decrease) in shares outstanding	5,958,237	$58,519,845

Class R6
Six months ended February 28, 2026:
Shares sold	942,507	$9,434,060
Shares issued in reinvestment of dividends and distributions	55,497	556,788
Shares purchased	(287,911)	(2,879,269)

PGIM California Muni Income Fund 23

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	710,093	$ 7,111,579
Shares issued upon conversion from other share class(es)	26,544	264,055
Net increase (decrease) in shares outstanding	736,637	$ 7,375,634

Year ended August 31, 2025:
Shares sold	1,239,594	$ 12,157,139
Shares issued in reinvestment of dividends and distributions	91,102	894,757
Shares purchased	(800,155)	(7,825,614)
Net increase (decrease) in shares outstanding before conversion	530,541	5,226,282
Shares issued upon conversion from other share class(es)	24,391	242,939
Net increase (decrease) in shares outstanding	554,932	$ 5,469,221

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2026.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, constitutional limitations affecting the ability of the state and municipalities to address financial downturns without voter approval, the impact of changes to federal funding reductions and tax law or federal trade policies, erosion of the tax base or reduction in revenues of the State or one or more local governments, the threat or the effects of terrorist acts, the effects of possible natural disasters (including but not limited to the risk of earthquakes, climate change, flooding and wildfires), increased demand for entitlement-based and claims-based programs such as Medicaid, public assistance and general public health or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole, including those described in the SAI under “California Concentration”). By way of illustration, although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, manufacturing, tourism, construction and government and services. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the

PGIM California Muni Income Fund 25

Notes to Financial Statements  (unaudited) (continued)

Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.  Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.  Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

PGIM California Muni Income Fund 27

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026